Common Stock (Details) - USD ($)																										1 Months Ended	12 Months Ended
	Sep. 03, 2024	May 24, 2023	Apr. 21, 2023	Mar. 23, 2023	Mar. 17, 2023	Feb. 20, 2023	Feb. 03, 2023	Jan. 17, 2023	Jan. 06, 2023	Dec. 30, 2022	Dec. 15, 2022	Dec. 05, 2022	Nov. 18, 2022	Nov. 17, 2022	Nov. 11, 2022	Sep. 21, 2022	Sep. 06, 2022	Jul. 29, 2022	Jul. 05, 2022	May 19, 2022	Apr. 27, 2022	Apr. 04, 2022	Mar. 16, 2022	Feb. 22, 2022	Jan. 11, 2022	Mar. 22, 2023	Dec. 31, 2023	Sep. 30, 2024	Dec. 13, 2023	Oct. 11, 2023	Jun. 05, 2023	Apr. 17, 2023	Mar. 06, 2023	Jan. 20, 2023	Jan. 05, 2023	Dec. 31, 2022	Oct. 11, 2022	Feb. 07, 2022	Dec. 20, 2021	Dec. 16, 2021	Aug. 12, 2021	Jun. 24, 2021	Jun. 14, 2021	Apr. 16, 2018
Common Stock [Line Items]
Common stock authorized (in Shares)																											1,000,000,000	1,000,000,000								1,000,000,000
Common stock, par value (in Dollars per share)																											$ 0.00001	$ 0.00001								$ 0.00001
Common stock, shares issued (in Shares)						3,200																					959,508	966,318	800	1,600					15,000	657,953
Common stock value																											$ 10	$ 10								$ 7
Common stock shares outsatnding (in Shares)																											959,508	966,318								657,953
Common stock issued (in Shares)												22,633
Preferred stock stated value per share (in Dollars per share)																																												$ 3,500
Fair value												$ 203,667			$ 200,000	$ 116,640	$ 107,235	$ 161,676	$ 85,098	$ 214,704	$ 362,258	$ 287,879		$ 237,800	$ 258,420				$ 16,000	$ 32,360
Conversion shares issued (in Shares)												6,667			8,000	4,800	5,570	4,430	5,403	7,794	9,666	6,061		4,640
Conversion of shares (in Shares)												124.4815
Exercise price (in Dollars per share)																											$ 37.5
Aggregate shares of common stock (in Shares)										2,667	10,667			32,000
Investors percentage																											10.00%
Received an aggregate amount																											$ 11,523,415
Aggregate cash proceeds										$ 50,000	$ 200,000			$ 5,950,000
Additional shares (in Shares)							267			1,067				2,000
Aggregate fair value										$ 93,867	$ 375,467			$ 8,976,000									$ 319,071
Conversion of principal												$ 100,000			$ 60,000	$ 60,000	$ 28,547	$ 25,000	$ 29,000	$ 50,227	$ 145,000	$ 150,000		$ 31,900
Loss on debt conversion												$ 103,667									$ 217,258
Oscar Steiner [Member]
Common Stock [Line Items]
Shares issued (in Shares)																															15
Fair value																															$ 235,224
Cobra Equities SPV, LLC [Member]
Common Stock [Line Items]
Accrued interest																	$ 36,295	$ 613	$ 2,000	$ 20,000			$ 1,181		1,100
Mark E Munro Charitable Remainder Unitrust 1996 [Member]
Common Stock [Line Items]
Fair value		$ 1,499,819
Conversion shares issued (in Shares)		33,182
Conversion of shares (in Shares)		182.5
Issuance Of Shares Pursuant To Consulting Agreements [Member]
Common Stock [Line Items]
Common stock, shares issued (in Shares)						8,000
Fair value amount						$ 69,200
Exercise price (in Dollars per share)						$ 75
Securities Purchase Agreement [Member]
Common Stock [Line Items]
Common stock, par value (in Dollars per share)													$ 18.75
Aggregate shares of common stock (in Shares)													533,334
Gross proceeds													$ 10,000,000
Purchased shares percentage													10.00%
Percentage of shares													10.00%
Investors percentage																											10.00%
Received an aggregate amount																											$ 9,700,000
Conversion of principal																									$ 33,600
Issuances of Shares Pursuant to Securities Purchase Agreement [Member]
Common Stock [Line Items]
Aggregate shares of common stock (in Shares)			4,000	20,000	13,333		10,667	40,000	34,667																	64,000
Aggregate cash proceeds			$ 75,000	$ 375,000	$ 250,000		$ 200,000	$ 750,000	$ 650,000																	$ 1,200,000
Additional shares (in Shares)			400	3,200	1,333			4,000	3,467		1,067															6,400
Issuance of shares pursuant to a Cobra Equities SPV, LLC convertible debenture [Member]
Common Stock [Line Items]
Conversion shares issued (in Shares)																							6,718		5,047
Conversion of principal																							$ 45,000
Issuance of shares pursuant to a Cobra Equities SPV, LLC convertible debenture [Member] | Cobra Equities SPV, LLC [Member]
Common Stock [Line Items]
Accrued interest															$ 40,000
Series A Preferred Stock [Member]
Common Stock [Line Items]
Common stock, par value (in Dollars per share)																																			$ 1
Common stock, shares issued (in Shares)																																			300,000
Common stock value																																			$ 722,098
Common stock shares outsatnding (in Shares)																																			0
Common stock issued (in Shares)																																									4,102
Conversion of shares (in Shares)																																			300,000							96,101
Series D Preferred Stock [Member]
Common Stock [Line Items]
Common stock issued (in Shares)																																		26,046			4,717	4,546		8,182
Shares issued (in Shares)																																	140	140			25	25
Preferred stock stated value per share (in Dollars per share)																											$ 10,000	$ 10,000						$ 10,000			$ 10,000	$ 10,000		$ 10,000			$ 10,000
Fair value																																		$ 1,445,220			$ 258,080	$ 258,080
Series D Preferred Stock [Member] | Mark E Munro Charitable Remainder Unitrust 1996 [Member]
Common Stock [Line Items]
Preferred stock stated value per share (in Dollars per share)		$ 10,000
Series E Preferred Stock [Member]
Common Stock [Line Items]
Common stock issued (in Shares)																															2,727
Shares issued (in Shares)																																200
Preferred stock stated value per share (in Dollars per share)												$ 10,000															10,000	10,000			$ 10,000								$ 10,000
Fair value												$ 1,209,159
Conversion shares issued (in Shares)												22,633
Series E Preferred Stock [Member] | Oscar Steiner [Member]
Common Stock [Line Items]
Preferred stock stated value per share (in Dollars per share)																															$ 10,000
Common Stock [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)																											$ 37.5	$ 37.5
Common Stock [Member] | Mark E Munro Charitable Remainder Unitrust 1996 [Member]
Common Stock [Line Items]
Common stock issued (in Shares)		33,182
Common Stock [Member] | Issuance Of Shares Pursuant To Consulting Agreements [Member]
Common Stock [Line Items]
Common stock, shares issued (in Shares)						2,400
Fair value amount						$ 173,000
Common Stock [Member]
Common Stock [Line Items]
Common stock authorized (in Shares)																												1,000,000,000
Common stock, par value (in Dollars per share)																												$ 0.00001
Employee shares (in Shares)	3,837